FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

26.FINANCIAL INSTRUMENTS

(a)	Fair value hierarchy

To provide an indication of the reliability of the inputs used in determining fair value, we classify our financial instruments into the three levels prescribed by the accounting standards.

Level 1.

The fair value of financial instruments traded in active markets (such as publicly traded equity securities) is based on quoted (unadjusted) market prices as at the reporting date. The quoted market price used for financial assets held by the Company is the closing trading price on the reporting date. Such instruments are included in Level 1.

Level 2.

The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, we include that instrument in Level 2.

Level 3.	If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3.

The carrying values of cash, accounts receivable, trade payables and accrued liabilities, and restricted cash approximate their fair values due to the short-term nature of the instruments.

At December 31, 2025, the carrying values and fair values of our financial instruments by category were as follows:

			Fair value
		Carrying
	Classification	value	Level 1	Level 2	Level 3
Financial assets
Cash	Amortized cost	$420,776	—	—	—
Accounts receivable	FVPTL	6,251	58	6,193	—
Restricted cash	Amortized cost	2,305	—	—	—
Derivative assets	FVTPL	32,000	—	32,000	—

Financial liabilities
Trade payables and accrued liabilities	Amortized cost	101,618	—	—	—
Credit facility (note 15(a))	Amortized cost	184,144	—	185,000	—
Convertible notes	Amortized cost	171,591	—	175,000	—
Derivative liabilities (note 13)	FVTPL	200,137	—	200,137	—

At December 31, 2024, the carrying values and fair values of our financial instruments by category were as follows:

			Fair value
		Carrying
	Classification	value	Level 1	Level 2	Level 3
Financial assets
Cash	Amortized cost	$160,849	—	—	—
Accounts receivable	Amortized cost	65	—	—	—
Restricted cash	Amortized cost	763	—	—	—
Derivative assets	FVTPL	3,387	—	3,387	—

Financial liabilities
Trade payables and accrued liabilities	Amortized cost	21,608
Derivative liabilities	FVTPL	249	—	249	—

The fair values of the Credit Facility and the convertible notes were determined using discounted cash flows based on the expected amounts and timing of the cash flows discounted using a market rate of interest adjusted for appropriate credit risk. The fair value of trade receivables from provisional invoices for concentrate sales is determined using quoted forward rates derived from observable market data based on the month of expected settlement.

The fair value of the Credit Facility at December 31, 2025 was estimated at $185.0 million using a discount rate of 7.4%. The fair value of the convertible notes at December 31, 2025 was estimated at $175.0 million using a discount rate of 8.3%.

We determined that no transfers occurred between levels in the hierarchy by re-assessing categorization at the end of each reporting period.

(b)	Financial risk management
(i)	Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to financial instruments fails to meet its contractual obligations. The Company’s material exposure to credit risk is limited to its cash, trade receivables, and derivative assets.

Our cash is held at large financial institutions in interest bearing accounts, and we mitigate credit risk related to derivative assets by entering into transactions with long-standing, reputable counterparties. We believe that the credit risk related to our cash, trade receivables, and derivative assets are low. The Company’s maximum exposure to credit risk is the carrying value of these items.

(ii)	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with its financial liabilities settled by delivering cash or other financial assets.

At December 31, 2025, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade payables and accrued liabilities	$101,618	$—	$—	$—	$101,618
Lease obligations	1,536	3,835	5,843	449	11,663
Credit facility	8,153	24,111	174,327	—	206,591
Convertible notes	2,219	6,781	27,000	201,455	237,455
Derivative liabilities	—	181,877	18,260	—	200,137
	$113,526	$216,604	$225,430	$201,904	$757,464

At December 31, 2024, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade payables and accrued liabilities	$21,608	$—	$—	$—	$21,608
Lease obligations	251	742	1,442	—	2,435
Derivative liabilities	—	—	—	249	249
	$21,859	$742	$1,442	$249	$24,292

We manage liquidity by anticipating and maintaining adequate cash balances to meet liabilities as they become due. We review cash forecasts on a regular basis to determine whether the Company will have sufficient cash to meet future working capital needs.

(iii)	Market risk

Market risk is the risk that the fair value of the Company’s financial instruments will fluctuate due to changes in market prices. The market risks to which the Company’s financial instruments are exposed are commodity price risk, currency risk, and interest rate risk.

Commodity price risk

Commodity price risk is the risk of fluctuations in prevailing market commodity prices. Revenues from mining operations, net income, gold forward contracts derivative financial instruments and trade receivables may be affected by changes in commodity prices.

The table below summarizes the impact on pre-tax income for changes in commodity prices on revenue and the fair value of derivative instruments had realized gold and silver prices, as well as gold forward prices,been 10% greater than actual.

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Increase in revenue	$105,788	$34,392
Increase in fair value adjustments loss on financial instruments	—	(35,915)
	$105,788	$(1,523)

For provisionally priced trade receivables, had realized gold and silver prices, as well as gold forward prices been 10% greater than actual, the Company’s revenue would increase by $0.9 million (2024 - $nil).

Currency risk

The Company is exposed to currency risk to the extent that monetary assets and liabilities held by the Company are not denominated in United States dollars.

Our financial instruments are held in Canadian dollars, US dollars, and Mexican pesos. As such, our Canadian- and Mexican-currency denominated accounts and balances are subject to fluctuations against the US dollar. Our financial instruments were denominated in the following currencies as at December 31, 2025:

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$59,228	$376,998	$10,164
Accounts receivable	4,516	6,557	2,145
Restricted funds	2,121	509	—
Derivative assets	—	32,000	—
Trade payables	(58,957)	(6,973)	(197,888)
Accrued liabilities	(53,035)	(4,976)	(39,355)
Derivative liabilities	—	(200,137)	—
Credit facility	—	(184,144)	—
Convertible notes	—	(171,591)	—
Lease obligations	(12,689)	(248)	(18,220)
Total foreign currency	(58,816)	(152,005)	(243,154)
Exchange rate	1.3706	1.0000	17.9667
Equivalent US dollars	$(42,912)	$(152,005)	$(13,534)

Our financial instruments were denominated in the following currencies as at December 31, 2024:

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$18,669	$147,529	$6,990
Accounts receivable	94	108	778
Restricted funds	25	746	—
Derivative assets	—	3,387	—
Trade payables	(3,882)	(9,994)	(126,241)
Accrued liabilities	(477)	(693)	(36,806)
Derivative liabilities	—	(249)	—
Lease obligations	(741)	(375)	(26,130)
Total foreign currency	13,688	140,459	(181,409)
Exchange rate	1.4388	1.0000	20.2683
Equivalent US dollars	$9,513	$140,459	$(8,950)

We partially mitigate the Company’s exposure to Canadian dollar currency risk through forward exchange contracts designated as cash flow hedges. At December 31, 2025, the total notional amount of outstanding Canadian dollar forward contracts was C$132 million ($97.0 million), with settlement dates occurring monthly from January 2026 through November 2026. These contracts hedge a portion of highly probable forecasted Canadian dollar expenditures at the Musselwhite Mine (note 13(a)).

Based on the above net exposures as at December 31, 2025, and assuming that all other variables remain constant:

●	a 10% appreciation of the US dollar against the Canadian dollar would increase profit by $3.9 million (2024 – increase profit by $2.0 million) and
●	a 10% appreciation of the US dollar against the Mexican peso would increase profit by $1.2 million (2024 – increase profit by $0.8 million)

Interest rate risk

Interest rate risk is the risk that the fair value or the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Our interest rate exposure mainly relates to interest paid on the SOFR-based debt and interest earned on cash and term deposits.

A 100 basis points increase in interest rates would result in an increase of approximately $0.4 million (2024 - increase income by $1.3 million) to the Company’s income for the year ended December 31, 2025.